Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2025 and 2024:

	2025		2024
	Level 1	Level 2	Level 1	Level 2
Derivative financial instruments asset (See Note 7.2, Note 12.2)	Ps. 157	Ps. 1,725	Ps. 40	Ps. 5,259
Derivative financial instruments liability (See Note 24.2, Note 24.4)	476	3,674	335	2,085
Trust assets of labor obligations (See Note 15.6)	1,774	—	1,555	—

Disclosure of reconciliation of each component of equity and the analysis of other comprehensive income
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign exchange forward contracts	Foreign currency option	Cross-currency swaps	Swap Lock contracts	Commodity price contracts	Total holders of the parent	Non-controlling interest	Total
As at December 31, 2023	Ps. (332)	Ps. —	Ps. (29)	Ps. —	Ps. (102)	Ps. (463)	Ps. (60)	Ps. (523)
Financial instruments – purchases	87	166	91	—	187	531	52	583
Change in fair value of financial instruments recognized in OCI	732	(43)	5,898	—	(282)	6,305	551	6,856
Amount reclassified from OCI to profit or loss	(98)	(38)	—	—	(2)	(138)	(52)	(190)
Foreign currency revaluation	—	—	(4,645)	—	—	(4,645)	(390)	(5,035)
Effects of changes in foreign exchange rates	28	—	(29)	—	(1)	(2)	(7)	(9)
Income tax effect	(232)	(28)	(412)	—	31	(641)	(52)	(693)
As at December 31, 2024	Ps. 185	Ps. 57	Ps. 874	Ps. —	Ps. (169)	Ps. 947	Ps. 42	Ps. 989
Financial instruments – purchases	(372)	(73)	(78)	14	28	(551)	(13)	(564)
Change in fair value of financial instruments recognized in OCI	(854)	(440)	(4,017)	—	(239)	(5,550)	(320)	(5,870)
Amount reclassified from OCI to profit or loss	318	304	—	(14)	217	895	32	927
Foreign currency revaluation	—	—	3,250	—	—	3,250	240	3,490
Effects of changes in foreign exchange rates and hyperinflationary economies effects	44	21	(79)	—	(42)	(55)	(4)	(59)
Income tax effect	267	59	278	—	12	616	21	637
As at December 31, 2025	Ps. (412)	Ps. (72)	Ps. 228	Ps. —	Ps. (193)	Ps. (448)	Ps. (2)	Ps. (450)

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
At December 31, 2025, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 10,160	Ps. (648)	Ps. 32

At December 31, 2024, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 4,035	Ps. (72)	Ps. 310

Disclosure of Outstanding Cross Currency Swap Agreements
At December 31, 2025, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 5,541	Ps. (107)	Ps. 53
2027	8,085	(1,005)	113
2030	18,092	(550)	1,447
2032[2]	539	(30)	30
2035	1,797	(49)	—
2043[1]	—	—	38

At December 31, 2024, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 6,251	Ps. —	Ps. 461
2027	9,121	(137)	433
2030	16,357	(68)	3,114
2032	608	—	53
2043[1]	—	—	641
[1] Consider in 2043 a forward starting cross-currency swap that starts in 2027.
[2] Consider in 2032 a forward starting cross-currency swap that starts in 2026.

Summary of Outstanding Interest Rate Swap Agreements
At December 31, 2025, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 8,983	Ps. (1,200)	Ps. —

At December 31, 2024, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 10,134	Ps. (1,784)	Ps. —

Disclosure of Fair Value of Commodity Price Contracts
As of December 31, 2025, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 1,619	Ps. (9)	Ps. 156

As of December 31, 2025, the Company had the following sugar price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 2,085	Ps. (321)	Ps. —
2027	Ps. 1,672	Ps. (146)	Ps. —

As of December 31, 2025, the Company had no outstanding Diesel price contracts

As of December 31, 2024, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 828	Ps. (2)	Ps. 33
As of December 31, 2024, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 3,108	Ps. (183)	Ps. 6
2026	2,214	(118)	—
2027	440	(27)	—

As of December 31, 2024, the Company had the following diesel price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 22	Ps. —	Ps. —

As of December 31, 2024, the Company had the following PX + MEG price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 72	Ps. (5)	Ps. —

Disclosure of Options to Purchase Foreign Currency
As of December 31, 2025, the Company had the following outstanding option agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 1,377	Ps. (83)	Ps. 13
As of December 31, 2024, the Company had the following outstanding option agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 3,701	Ps. (24)	Ps. 248

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria	Net effects of expired contracts that met hedging criteria

Derivative	Impact in consolidated income statement - Gain (Loss)	2025	2024	2023
Cross currency swaps	Interest expense	Ps. —	Ps. —	Ps. (392)
Cross currency swaps	Foreign exchange	—	—	(747)
Swap Locks	Interest expense	14	—	—
Option to purchase foreign currency	Cost of good sold	305	39	—
Forward agreements to purchase foreign currency	Cost of good sold	406	136	(1,834)
Commodity Price contracts	Cost of good sold	231	(15)	430

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes	Net effect of changes in fair value of derivative financial instruments that are designated as a Fair Value Hedge

Derivative	Impact in consolidated income statement	2025	2024	2023
Cross currency swaps and interest rate swaps	Market value gain on financial instruments	Ps. 185	Ps. 938	Ps. 141

Summary of Sensitivity Analysis of Interest Rate Risks Management	The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interest rates and commodity prices, which it considers in its existing hedging strategy:

Forward agreements to purchase U.S. Dollar (MXN/USD)	Change in USD rate	Effect on equity	Profit and loss effect

2025	(9)%	Ps. (565)	Ps. —
2024	(13)%	(203)	—
2023	(11)%	(465)	—
Forward agreements to purchase U.S. Dollar (BRL/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(10)%	Ps. (194)	Ps. —
2024	(13)%	(50)	—
2023	(12)%	(521)	—
Forward agreements to purchase U.S. Dollar (COP/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(11)%	Ps. (91)	Ps. —
2024	(11)%	(34)	—
2023	(16)%	(225)	—
Forward agreements to purchase U.S. Dollar (ARS/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(25)%	Ps. (40)	Ps. —
2024	(2)%	(11)	—
2023	(55)%	(140)	—
Forward agreements to purchase U.S. Dollar (UYU/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(6)%	Ps. (25)	Ps. —
2024	(5)%	(13)	—
2023	(5)%	(20)	—
Forward agreements to purchase U.S. Dollar (CRC/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(3)%	Ps. (10)	—
2024	(5)%	(14)	—
2023	(7)%	(15)	—
Cross currency swaps (USD to MXN)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(9)%	Ps. (1,758)	Ps. —
2024	(13)%	(1,863)	—
2023	(11)%	(1,314)	—
Cross currency swaps (USD to BRL)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(10)%	Ps. (1,209)	Ps. —
2024	(13)%	(2,396)	—
2023	(12)%	(1,683)	—
Cross currency swaps (USD to COP)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(11)%	Ps. (7)	Ps. —
2024	—	—	—
2023	—	—	—
Sugar price contracts	Change on sugar Price	Effect on equity	Profit and loss effect
2025	(25)%	Ps. (809)	Ps. —
2024	(29)%	(1,578)	—
2023	(29)%	(765)	—
Aluminum price contracts	Change on Aluminum price	Effect on equity	Profit and loss effect
2025	(16)%	Ps. (248)	Ps. —
2024	(22)%	(189)	—
2023	(22)%	(147)	—
Options to purchase foreign currency (MXN to USD)	Change on USD rate	Effect on equity	Profit and loss effect
2025	(9)%	Ps. (168)	Ps. —
2024	(13)%	(136)	—

2023	—%	—	—
Options to purchase foreign currency (BRL to USD)	Change on USD rate	Effect on equity	Profit and loss effect
2025	—%	Ps. —	Ps. —
2024	(13)%	(119)	—
2023	—%	—	—
Options to purchase foreign currency (COP to USD)	Change on USD rate	Effect on equity	Profit and loss effect
2025	—%	Ps. —	Ps. —
2024	(11)%	(54)	—
2023	—%	—	—
The following disclosures provide a sensitivity analysis of the interest rate risks considered reasonably possible for the following fiscal year, according with its existing floating rate borrowings and derivative financial floating rate instruments at the end of the reporting period:

Interest Rate Risk	Change in rate	Effect on profit or (loss)
2025	+100 bps	Ps. (211)
2024	+100 bps	(204)
2023	+100 bps	(187)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities	Cash outflows for financial liabilities without fixed amounts or timing are based on economic conditions (like interest rates and foreign exchange rates) existing on December 31, 2025.

(In millions of Ps)	2026	2027	2028	2029	2030	2031 and thereafter
Notes and bonds	Ps. 2,934	Ps. 8,497	Ps. 9,959	Ps. 5,494	Ps. 18,576	Ps. 29,308
Loans from banks	5,010	—	—	—	—	—
Derivatives financial liabilities (assets)	(914)	(1,038)	897	—	—	(1,213)

Disclosure of Supplier Finance Included in All Trade Payables
All trade payables subject to the supplier finance arrangement, included in the table below, are recorded as suppliers as of December 31, 2025 and 2024 in the consolidated statement of financial position.

	2025	2024
Carrying amount of trade payables that are part of a supplier finance arrangement	Ps. 5,990	Ps. 6,577
Of which suppliers have received payment	Ps. 3,850	Ps. 3,458